Revision of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Temporary equity redemption price per share	$ 10.00
Minimum Net Tangible Assets Required For Business Combination	$ 5,000,001	$ 5,000,001